Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	Gabelli SRI Fund, Inc.
Central Index Key	0001391839
Amendment Flag	false
Document Creation Date	Apr. 19, 2013
Document Effective Date	Apr. 19, 2013
Prospectus Date	Jul. 27, 2012